UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASHFLOWS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
Jun. 30, 2015
Additions to vessels and equipment	$ 727
Vendor Loan | Equity Method Investee | Golar Eskimo | Golar LNG Partners
Repayment of vendor loan	$ 120,000